Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of cash and cash equivalents	The following represents a reconciliation of Cash and cash equivalents in the consolidated balance sheets to total cash, cash equivalents and restricted cash in the consolidated statements of cash flows as of December 31, 2023 and December 31, 2022.

	As of
	December 31, 2023	December 31, 2022
Cash and cash equivalents	$75,585	$83,045
Restricted cash (presented within Other current assets)	699	665
Cash, cash equivalents and restricted cash	$76,284	$83,710

Customer concentration risk
Our largest contracting entities represent 10% or greater of revenue and were as follows for the twelve months ended months ended December 31, 2023, 2022, and 2021:

	Year Ended December 31,
	2023	2022	2021
Customer A	38%	10%	9%
Customer B	6%	22%	15%
Customer C	7%	7%	12%
Customer D	2%	5%	27%